Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies (Textual)
Cash equivalents held in trust account		$ 120,800,000
Proceeds from private placement		$ 120,800,000
Net asset value per share		$ 1.00
Federal depository insurance coverage	$ 250,000	$ 250,000
Deferred income tax assets net		105,000
Income tax valuation allowances		105,000
Deferred tax asset		95,000
Start-up costs		$ 10,000
Trust account, description		Trust Account of approximately $1,000 for the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020, net of applicable taxes available to be withdrawn from the Trust Account of approximately $1,000 for the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020, resulting in net income of $0 for the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020, by the weighted average number of Class A common stock outstanding for each period. Net loss per share, basic and diluted for Class B common stock is calculated by dividing the net loss of approximately $499,000 and $501,000 for the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020, respectively, less income attributable to Class A common stock of $0 for each period, by the weighted average number of Class B common stock outstanding for the period.
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Common shares subject to possible redemption		11,258,033
Common shares subject to forfeiture	393,750